Organization and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Apr. 03, 2020 shares	Apr. 30, 2019 USD ($) shares	May 31, 2018 USD ($) shares	Dec. 31, 2021	Dec. 31, 2019 CNY (¥)
Organization And Principal Activities [Line Items]
Issuance of ordinary shares | ¥					¥ 2,110,066
Tencent Holdings Limited [Member]
Organization And Principal Activities [Line Items]
Percentage of common shares fully diluted	50.00%
ADS [Member]
Organization And Principal Activities [Line Items]
Number of ADS issued and sold in IPO ,in shares		13,600,000	17,250,000
Issuance of ordinary shares | $		$ 313.8	$ 175.7
Class A-1 Preferred Shares [Member]
Organization And Principal Activities [Line Items]
Number of shares converted into ordinary shares			17,647,058
Class A-2 Preferred Shares [Member]
Organization And Principal Activities [Line Items]
Number of shares converted into ordinary shares			4,411,765
Class B-2 Preferred Shares [Member]
Organization And Principal Activities [Line Items]
Number of shares converted into ordinary shares			64,488,235
Common Class B [Member] | Tencent Holdings Limited [Member]
Organization And Principal Activities [Line Items]
Number of shares transferred	16,523,819
Common Class B [Member] | JOYY Inc [Member]
Organization And Principal Activities [Line Items]
Number of ADS issued and sold in IPO ,in shares		4,800,000
Number of shares converted into ordinary shares		4,800,000
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Exclusive Business Cooperation Agreement [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement				30 days
Term of agreement				10 years
Extended term				10 years
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Exclusive Purchase Option Agreement [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement				30 days
Term of agreement				10 years
Extended term				10 years
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Power Of Attorney [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement				30 days
Term of agreement				10 years
Extended term				1 year
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Shareholder Voting Rights Proxy Agreement [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement				30 days
Term of agreement				10 years
Extended term				1 year
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Exclusive Option Agreement [Member]
Organization And Principal Activities [Line Items]
Term of agreement				10 years